Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Vinci Partners Investments Ltd.
Entity Central Index Key	0001826286
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	BR
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Trading Symbol	VINP
Amendment Description	This Amendment No. 1 to the annual report on Form 20-F of Vinci Partners Investments Ltd. (“Vinci Partners”, the “Company,” “we,” “our,” or “us”) amends the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2020 (the “Original 20-F”), which was filed with the U.S. Securities and Exchange Commission on April 27, 2021. The Company is filing this Amendment No. 1 solely to furnish the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included in the Original 20-F. Exhibit 101 includes information about the Company in eXtensible Business Reporting Language (XBRL). This Amendment No. 1 consists solely of the cover page and this explanatory note. Except as described above, this Amendment No. 1 does not amend any information set forth in the Original 20-F, and the Company has not updated disclosures included therein to reflect any events that occurred subsequent to April 27, 2021. Accordingly, this Amendment No. 1 should be read in conjunction with the Original 20-F and with our filings with the U.S. Securities Exchange Commission subsequent to the Original 20-F. Pursuant to Rule 406T of Regulation S-T, these interactive data files are deemed furnished and not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, and are deemed not filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, and are otherwise not subject to liability under those sections.
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A common shares
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,447,349
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,466,239